Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ (138,439)	$ 1,931,302
Adjustments to reconcile net income to net cash used in operating activities:
Investment income on Trust Account	(24,163)	(4,013,841)
Changes in operating assets and liabilities:
Prepaid expenses	(416,012)	215,895
Accounts payable	5,719	(2,774)
Franchise tax payable	77,582	60,302
Income tax payable		82,206
Net cash used in operating activities	(495,313)	(1,726,910)
Cash flows from investing activities:
Cash deposited in Trust Account	(280,140,000)
Cash withdrawn from Trust Account		858,398
Net cash provided by (used in) investing activities	(280,140,000)	858,398
Cash flows from financing activities:
Note payable - related party	96,500
Repayment of note payable - related party	(96,500)
Issuance of common stock to initial stockholders	25,000
Issuance of representative shares	870
Payment of offering costs associated with in initial public offerings	(6,000,526)
Sale of units in initial public offerings	276,000,000
Proceeds from private placement units	11,710,000
Net cash provided by financing activities	281,735,344
Net change in cash	1,100,031	(868,512)
Cash at beginning of period		1,100,031
Cash at end of period	1,100,031	231,519
Supplemental disclosure of non-cash financing activities:
Deferred underwriting commissions	9,660,000
Cash paid for income taxes		$ 718,700